Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	Mar. 01, 2021
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Investor A Shares
Average Annual Return:
1 Year	(1.82%)
5 Years	8.39%	[1]
10 Years	9.00%	[1]
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(2.20%)
5 Years	7.23%	[1]
10 Years	8.28%	[1]
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.85%)
5 Years	6.32%	[1]
10 Years	7.16%	[1]
Investor C Shares
Average Annual Return:
1 Year	1.82%
5 Years	8.73%	[1]
10 Years	8.90%	[1]
Institutional Shares
Average Annual Return:
1 Year	3.89%
5 Years	9.85%	[1]
10 Years	9.89%	[1]
Class R Shares
Average Annual Return:
1 Year	3.36%
5 Years	9.27%	[1]
10 Years	9.29%	[1]

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.